MINERAL PROPERTY AND ROYALTY INTERESTS (Details Narrative)																1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 12, 2024 USD ($)	May 24, 2024 USD ($)	Feb. 16, 2024 USD ($)	Mar. 14, 2023 USD ($)	Dec. 23, 2022 USD ($)	Feb. 07, 2022 USD ($)	Jan. 27, 2022	Jan. 15, 2022 USD ($)	Dec. 27, 2021 USD ($) ft² Integer $ / shares	Dec. 18, 2021 USD ($)	Dec. 17, 2021 $ / shares shares	Jun. 04, 2021 USD ($) ft²	Jun. 04, 2021 USD ($) ft²	May 19, 2021 USD ($) ft² Integer	Aug. 02, 2017 USD ($)	Dec. 31, 2019 USD ($) Integer	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares
Payments to acquire mineral interest																	$ 495,000	$ 20,000	$ 60,000	$ 450,000
Walker River Resources Corp [Member]
Common stock shares | shares																				1,171,083
Olinghouse Project Agreement [Member]
Payments to acquire rights of the property																	1.00%		1.00%
Cash option payment to acquire royalty interest					$ 40,000					$ 200,000
Olinghouse Project Agreement [Member] | Target Minerals Inc [Member]
Description of current status of project											Nevada company, to acquire 100% interest of Target’s 1% production royalty on the Olinghouse Project, located in the Olinghouse Mining District, Washoe County, Nevada.
Equity method investment, ownership percentage											100.00%
Aquisition of net smelter royalty, description											the Olinghouse Option period, at its sole discretion, to acquire 100% of a 1% production royalty from the net smelter returns on all minerals and products produced from certain properties comprising the Olinghouse Project.
Cash option payment to acquire royalty interest					$ 40,000					$ 200,000
Net smelter returns royalty percentage					1.00%
Olinghouse Project Agreement [Member] | Target Minerals Inc [Member] | Volume Weighted Average Price [Member]
Purchase price per share | $ / shares											$ 1.25
Common stock shares | shares											2,000,000
Olinghouse Project Agreement [Member] | Target Minerals Inc [Member]
Description of current status of project											Nevada company, to acquire 100% interest of Target’s 1% production royalty on the Olinghouse Project, located in the Olinghouse Mining District, Washoe County, Nevada.
Aquisition of net smelter royalty, description											the Olinghouse Option period, at its sole discretion, to acquire 100% of a 1% production royalty from the net smelter returns on all minerals and products produced from certain properties comprising the Olinghouse Project.
Olinghouse Project Agreement [Member] | Target Minerals Inc [Member] | Volume Weighted Average Price [Member]
Purchase price per share | $ / shares									$ 1.25		$ 1.25
Common stock shares | shares											2,000,000
Palmetto Project Agreement [Member]
Payments to acquire rights of the property																	2.00%		2.00%
Description of current status of project							Nevada Canyon, LLC entered into a Royalty Purchase Agreement with Smooth Rock Ventures, LLC, a wholly-owned subsidiary of Smooth Rock Ventures Corp. (“Smooth Rock”), to acquire a 2% net smelter returns royalty on the Palmetto Project.
Palmetto Project Agreement [Member] | Smooth rock Venture LLC [Member]
Net smelter returns royalty percentage							2.00%
One-time cash payment						$ 350,000
Lease Agreement [Member] | Tarsis Resources US Inc [Member]
Payments to acquire rights of the property															2.00%
Lease description															The term of the Lazy Claims Agreement is ten years, and is subject to extension for additional two consecutive 10-year terms. Full consideration of the Lazy Claims Agreement consists of the following: an initial cash payment of $1,000 to Tarsis, paid upon the execution of the Lazy Claims Agreement, with $2,000 payable to Tarsis on each subsequent anniversary of the effective date. The Company agreed to pay Tarsis a 2% production royalty (the “Lazy Claims Royalty”) based on the gross returns from the production and sale of minerals from the Lazy Claims. Should the Lazy Claims Royalty payments to Tarsis be in excess of $2,000 per year, the Company will not be required to pay a $2,000 annual minimum payment.
Extension agreement term															10 years
Initial cash payment of lease															$ 1,000
Lease payable															2,000
Annual minimum payment															2,000
Lazy Claims Agreement [Member]
Annual minimum payment															$ 2,000				$ 2,000	$ 2,000
Payments mineral property interest																			2,543	2,543
Minimum mineral property interest																			543	543
Loman Claims [Member]
Payments mineral property interest																$ 10,395			4,791	4,791
Number of mining properties acquired | Integer																27
Agai Pah Property Agreement [Member] | MSM Resource LLC [Member]
Payments mineral property interest																			3,552	3,552
Description of current status of project														Nevada limited liability Corporation on the Agai-Pah Property, consisting of 20 unpatented mining claims totaling 400 acres, located in sections 32 & 33, T4N, R34E, MDM, Mineral County, Nevada about 10 miles northeast of the town of Hawthorne (the “Agai-Pah Property”).
Number of mining properties unpatented | Integer														20
Area of land | ft²														400
Payments to acquire mineral interest														$ 750,000			$ 20,000		20,000
Annual payments														$ 20,000
Option to acquire property, description														The Company has the exclusive option and right to acquire 100% ownership of the Agai-Pah Property (the “Agai-Pah Purchase Option”).
Percentage of ownership property														100.00%
Extension of agreement, description														The term of the Agreement commenced on May 19, 2021, and continues for ten years, subject to the Company’s right to extend the Agai-Pah Property Agreement for two additional terms of ten years each, and subject to the Company’s option to purchase the Property.
Anniversary payment														$ 20,000
Agai Pah Property Agreement [Member] | Belshazzar Holdings LLC [Member]
Description of current status of project													a Nevada Limited Liability Corporation on the Belshazzar Property, consisting of ten unpatented lode mining claims and seven unpatented placer mineral claims totaling 200 acres, within Quartzburg mining district, in Boise County, Idaho (the “Belshazzar Property”). Alan Day, the managing member of Belshazzar, is the CEO, President, and director of the Company.
Payments to acquire mineral interest																			20,000
Percentage of ownership property												100.00%	100.00%
Belshazzar Property Agreement [Member] | Belshazzar Holdings LLC [Member]
Payments to acquire rights of the property												1.00%	1.00%
Payments mineral property interest																			2,825	2,660
Description of current status of project												a Nevada Limited Liability Corporation on the Belshazzar Property, consisting of ten unpatented lode mining claims and seven unpatented placer mineral claims totaling 200 acres, within Quartzburg mining district, in Boise County, Idaho (the “Belshazzar Property”).	200
Area of land | ft²												200	200
Payments to acquire mineral interest												$ 800,000	$ 800,000				$ 20,000
Annual payments												$ 20,000	$ 20,000
Option to acquire property, description												The Company has the exclusive option and right to acquire 100% ownership of the Belshazzar Property (the “Belshazzar Purchase Option”).	The Company has the exclusive option and right to acquire 100% ownership of the Belshazzar Property (the “Belshazzar Purchase Option”).
Percentage of ownership property												100.00%	100.00%
Extension of agreement, description												The term of the Belshazzar Property Agreement commenced on June 4, 2021, and continues for ten years, subject to the Company’s right to extend the Belshazzar Property Agreement for two additional terms of ten years each, and subject to the Company’s option to purchase the Belshazzar Property.	The term of the Belshazzar Property Agreement commenced on June 4, 2021, and continues for ten years, subject to the Company’s right to extend the Belshazzar Property Agreement for two additional terms of ten years each, and subject to the Company’s option to purchase the Belshazzar Property.
Anniversary payment												$ 20,000
Swales Property Agreement [Member] | Wright Parks III [Member]
Equity method investment, ownership percentage									100.00%
Swales Property Agreement [Member] | Wright Parks III [Member]
Payments mineral property interest																			$ 7,092	$ 7,092
Description of current status of project									the Swales Property, consisting of 40 unpatented lode mining claims totaling 800 acres, within Swales Mountain Mining District in Elko County, Nevada (the “Swales Property”).
Number of mining properties unpatented | Integer									40
Area of land | ft²									800
Payments to acquire mineral interest			$ 20,000	$ 20,000				$ 20,000
Annual payments									$ 20,000
Extension of agreement, description									The term of the Swales Property Agreement commenced on December 27, 2021, and continues for ten years, subject to the Company’s right to extend the Swales Property Agreement for two additional terms of ten years each, and subject to the Company’s option to purchase the Swales Property.
Business combination, consideration initial cash payment									$ 20,000
Payments to acquire equity method investments									750,000
Anniversary payment									$ 20,000
Noncontrolling interest, description									The Company has the exclusive option and right to acquire 100% ownership of the Swales Property (the “Swales Purchase Option”).
Swales Property Agreement [Member] | Wright Parks III [Member] | Subsequent Event [Member]
Payments to acquire mineral interest			$ 20,000
Lapon Canyon Project Agreement [Member]
Payments to acquire rights of the property																	2.00%
36 Sleeper Claims Project Agreement [Member]
Payments to acquire rights of the property																	1.00%
Pikes Peak Project Agreement [Member]
Payments to acquire rights of the property																	2.00%
Royalty Purchase Agreement [Member] | Pikes Peak Project [Member]
Equity method investment, ownership percentage	100.00%
Royalty Purchase Agreement [Member] | Smooth Rock Ventures, LLC [Member]
Description of current status of project							Nevada Canyon, LLC entered into a Royalty Purchase Agreement with Smooth Rock Ventures, LLC, a wholly-owned subsidiary of Smooth Rock Ventures Corp. (“Smooth Rock”), to acquire a 2% net smelter returns royalty on the Palmetto Project.
Net smelter returns royalty percentage							2.00%
One-time cash payment						$ 350,000
Royalty Purchase Agreement [Member] | Walker River Resources Corp [Member]
Description of current status of project		Nevada Canyon, LLC entered into a Royalty Purchase Agreement with Walker River Resources, LLC (“Walker River”), a wholly owned subsidiary of Walker River Resources Corp.
Net smelter returns royalty percentage		2.00%
One-time cash payment		$ 300,000
Royalty Purchase Agreement [Member] | Lapon Canyon Project [Member]
Payments to acquire mineral interest		$ 25,000
Net smelter returns royalty percentage		1.00%
Royalty Purchase Agreement [Member] | Pikes Peak Project [Member]
Net smelter returns royalty percentage	2.00%
One-time cash payment	$ 150,000
Target Minerals Inc [Member]
Percentage of acquire interest																	100.00%		100.00%